Interest Income - Summary of interest income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Text Block [Abstract]
Bank deposits	$ 5,139.1		$ 11,454.0	$ 10,310.7
Financial assets at FVTPL	2.5		339.5	382.7
Financial assets at FVTOCI	3,121.9		3,476.2	3,078.6
Financial assets at amortized cost	754.9		919.7	922.4
Interest income	$ 9,018.4	$ 321.2	$ 16,189.4	$ 14,694.4